Quarterly Financial Information - Schedule of Quarterly Financial Information (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Quarterly Financial Information [Line Items]
Impairment losses, pre-tax			$ 12
Impairment losses, after-tax			7
Gain on early termination of finance leases held in trust	39	39	39	39
Gain on early termination of leases, after tax	9	3	9	3
Charges related to tax consequences associated with early termination of finance leases held in trust	16	22			22
Tax benefit/expense associated with Federal tax liabilities		14
Pepco Energy Services [Member] | Intra-Company [Member]
Quarterly Financial Information [Line Items]
Intra company Revenue			$ 9	$ 15